SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Calculation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net income (loss)	$ (439,405)	$ 215,594	$ (141,325)	$ (4,048,373)
Weighted average number of common shares outstanding, basic	10,069,358	7,568,760
Effect of dilutive stock options		210,000
Weighted average number of common shares outstanding - diluted	10,069,358	7,778,760
Net income (loss) per common share - basic	$ (0.04)	$ 0.03
Net income (loss) per common share - diluted	$ (0.04)	$ 0.03